Stock-based Compensation - Schedule of stock options, valuation assumptions (Details)	12 Months Ended
	Jan. 02, 2022	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.50%
Expected term (years)		6 years
Dividend yield	0.00%	0.00%
Volatility		37.80%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.30%
Expected term (years)	6 years 10 months 24 days
Volatility	49.80%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.50%
Expected term (years)	5 years
Volatility	48.10%